NOTE 8 - ROPHE ACQUISITION (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 30, 2010	Mar. 31, 2010	Mar. 05, 2010	Jan. 31, 2010	Dec. 31, 2009	Dec. 31, 2007
Equity Method Investment, Ownership Percentage								100.00%
Business Acquisition, Cost of Acquired Entity, Cash Paid								$ 1,200,000
Business Acquisition, Cost of Acquired Entity, Other Noncash Consideration								3,000,000
Sale of Stock, Price Per Share (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.15					$ 0.122	$ 0.083333
Business Acquisition, Cost of Acquired Entity, Purchase Price								1,565,000
Business Acquisition, Cost of Acquired Entity, Payment							50,000
Business Acquisition - Second Payment					200,000
Business Acquisition - Third Payment				250,000
Business Acquisition, Cost of Acquired Entity, Amended Purchase Price, Other Noncash Consideration								3,000,000
Business Acquisition - Amended Purchase Price - First Periodic Payment						35,000
Business Acquisition - Amended Purchase Price - Second Periodic Payment					65,000
Business Acquisition - Amended Purchase Price - Third Periodic Payment	56,502
Business Acquisition, Cost of Acquired Entity, Amended Purchase Price	865,000
Business Acquisition, Cost of Acquired Entity, Remaining Contingent Payment	$ 700,000